Financial Risk Management - Schedule of categories of financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortized cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IFRS 9	$ 1,267,144	$ 649,993	$ 414,013
FVTPL | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	37,130	25,549	21,715
FVTPL | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	2,541,112	1,394,409	1,678,100
FVTOCI | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	10,022	14,880	15,528
Amortized cost | Research and development incentive receivables - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	86,212	94,854	76,706
Amortized cost | Restricted assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	4,838	1,964	2,419
Amortized cost | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	1,646,692	904,471	496,687
Amortized cost | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	948,750	1,878,890	1,131,000
Amortized cost | Research and development incentive receivables - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	10,367	4,625	2,584
Amortized cost | Cash and bank balances
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	5,176	5,527	20,744
Amortized cost | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	$ 945,001	$ 100,000	$ 350,000